Long-Term Debt - Summary of Long-Term Debt, Net of Current Portion (Details) - USD ($) $ in Thousands	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Debt Instrument [Line Items]
Less: current maturities of long-term debt	$ (1,104)	$ (2,160)	$ (671)
Less: unamortized debt issuance costs	(43)	(68)	(109)
Long-term debt, net of current portion	6,480	2,896	3,136
Revolving Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross		1,325
Term Loan
Debt Instrument [Line Items]
Long-term debt, gross		3,245	$ 3,916
Equipment Loan
Debt Instrument [Line Items]
Long-term debt, gross		554
Term Loan
Debt Instrument [Line Items]
Long-term debt, gross	$ 7,627	3,245
Equipment Loan
Debt Instrument [Line Items]
Long-term debt, gross		$ 554